Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 81,734	$ 125,448
Additions (reductions)	71,791	(47,515)
Foreign currency translation adjustments	(328)	3,801
Ending balance	$ 153,197	$ 81,734